Benefit Plans - Participation in Multiemployer Plans Considered to be Individually Significant (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Suburban Teamsters of Northern IL Pension Fund [Member]
Multiemployer Plans [Line Items]
Contributions	$ 0.5	$ 0.4	$ 0.0
Pension Fund of Automobile Mechanics Local No. 701 [Member]
Multiemployer Plans [Line Items]
Contributions	0.2	0.2	0.0
Local 731 Private Scavengers and Garage Attendants Pension Fund [Member]
Multiemployer Plans [Line Items]
Contributions	1.7	1.6	0.2
Midwest Operating Engineers Pension Fund [Member]
Multiemployer Plans [Line Items]
Contributions	0.6	0.5	0.0
Teamsters Local Union No. 301 Union Pension Fund [Member]
Multiemployer Plans [Line Items]
Contributions	0.8	0.6	0.0
Central States Southeast and Southwest Areas Pension Fund [Member]
Multiemployer Plans [Line Items]
Contributions	0.2	0.2	0.0
Local 705 Int'l Brotherhood of Teamsters Pension TR. FD. [Member]
Multiemployer Plans [Line Items]
Contributions	$ 0.2	$ 0.2	$ 0.0